Income Taxes - Summary of Principle Components of Deferred Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Accrued expenses	¥ 32,290	¥ 32,333
Convertible notes — change in fair value		2,550
Net operating loss carrying forwards	149,628	78,692
Total deferred tax assets	181,918	113,575
Less: Valuation allowance	(178,462)	(110,563)
Deferred tax assets, net	3,456	3,012
Deferred tax liabilities
Acquired intangible assets	71,031	77,580
Total deferred tax liabilities	¥ 71,031	¥ 77,580